Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents (PBFX: $19,664 and $64,221, respectively)	$ 734,962	$ 938,864
Property, plant and equipment, net (PBFX: $673,823 and $608,793, respectively)	3,328,770
Current portion of long-term debt (PBFX: $0 and $39,664, respectively)	39,664
Long-term debt (PBFX: $548,793 and $532,011, respectively)	$ 2,108,570
Series B Units [Member]
Common Unit, Issued (in shares)	1,000,000	1,000,000
Common Unit, Outstanding (in shares)	1,000,000	1,000,000
Series A Units [Member]
Common Unit, Issued (in shares)	3,767,464	3,920,902
Common Unit, Outstanding (in shares)	3,767,464	3,920,902
Series C Units [Member]
Common Unit, Issued (in shares)	110,586,762	109,204,047
Common Unit, Outstanding (in shares)	110,586,762	109,204,047
PBF Logistics LP [Member]
Cash and cash equivalents (PBFX: $19,664 and $64,221, respectively)	$ 19,664	$ 64,221
Property, plant and equipment, net (PBFX: $673,823 and $608,793, respectively)	673,823	608,802
Marketable securities (PBFX: $0 and $234,258, respectively)	0	0
Current portion of long-term debt (PBFX: $0 and $39,664, respectively)	0	39,664
Long-term debt (PBFX: $548,793 and $532,011, respectively)	$ 532,011	$ 532,011